Disclosures on Individual Items of the Financial Statements (Details) - Schedule of deferred tax balances developed - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of deferred tax balances developed [Line Items]
Intangible assets	€ (4,536)	€ (4,048)
Property, plant and equipment	(586)	(738)
Inventories	(1,199)	(1,408)
Contract assets	(287)	(480)
Trade and other receivables	(72)	(84)
Lease liabilities	609	757
Trade payables	(303)	41
Contract liabilities	1,807	2,400
Other provisions	(80)	(55)
Tax loss carryforwards	2,788	2,168
Total	(1,859)	(1,446)
DTA [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of deferred tax balances developed [Line Items]
Intangible assets
Property, plant and equipment
Inventories
Contract assets
Trade and other receivables
Lease liabilities	609	757
Trade payables		41
Contract liabilities	1,807	2,400
Other provisions
Tax loss carryforwards	2,788	2,168
Netting	(5,204)	(5,367)
Total
DTL [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of deferred tax balances developed [Line Items]
Intangible assets	4,536	4,048
Property, plant and equipment	586	738
Inventories	1,199	1,408
Contract assets	287	480
Trade and other receivables	72	84
Lease liabilities
Trade payables	303
Contract liabilities
Other provisions	80	55
Tax loss carryforwards
Netting	(5,204)	(5,367)
Total	€ 1,859	€ 1,446